TAXES BASED ON INCOME - Income (Loss) from Continuing Operations before Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
U.S.	$ (355.4)	$ (7.3)	$ 49.0
International	604.9	562.1	540.5
Income before taxes	$ 249.5	$ 554.8	$ 589.5